Comprehensive Income (Loss) Note [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

RMB
Balance as of December 31, 2016	50,464
Foreign currency translation adjustments, net of tax of nil	(920)

Balance as of March 31, 2017	49,544

Balance as of December 31, 2017	40,040
Foreign currency translation adjustments, net of tax of nil	226

Balance as of March 31, 2018	40,266

US$
Balance as of March 31, 2018	6,419

Foreign currency translation adjustments
RMB
Balance as of January 1, 2015	7,065
Foreign currency translation adjustments, net of tax of nil	21,124

Balance as of December 31, 2015	28,189
Foreign currency translation adjustments, net of tax of nil	22,275

Balance as of December 31, 2016	50,464
Foreign currency translation adjustments, net of tax of nil	(10,424)

Balance as of December 31, 2017	40,040

US$
Balance as of December 31, 2017	6,154